INCOME TAXES (Schedule of income taxes payable) (Details) - USD ($)	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Income Tax Disclosure [Abstract]
Income taxes payable	$ 6,890,412	$ 4,056,315
Unrecognized tax position, inclusive of interest and penalties	846,446	813,855	$ 293,370
Total income taxes payable	$ 7,736,858	$ 4,870,170	$ 3,378,299